Segment information (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 88,681	$ 125,083	$ 124,598	$ 151,232	$ 171,372	$ 199,256
located outside of Africa [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 84,957		$ 116,099